Investments in subsidiaries	12 Months Ended
Dec. 31, 2011
Investments in subsidiaries
3	Investments in subsidiaries

Subsidiaries

Particulars regarding the legal subsidiaries as of December 31, 2011 are as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company		Principal Activities
Mindray Medical Sweden AB	Sweden	100%		Manufacturing and sales of medical equipments and research and development of related products
Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.90%		Research and development of medical equipment
Datascope International B.V. Netherlands Filial	Netherlands	100%		Investment holding
Mindray — Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%		Marketing of medical equipments
Mindray (UK) Limited	United Kingdom	100%		Sales and marketing of medical equipment
Mindray DS USA Inc.	United States	100%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Global Limited	BVI	100%		Investment holding
Mindray Investments Singapore Pte. Ltd.	Singapore	100%		Investment holding
Mindray Medical Canada Limited	Canada	100%		Marketing of medical equipment
Mindray Medical France SARL	France	100%		Marketing of medical equipment
Mindray Medical Germany GmbH	Germany	100%		Marketing of medical equipment
Mindray Medical India Private Limited	India	100%		Marketing of medical equipment
Mindray Medical Italy S.r.l.	Italy	100%		Marketing of medical equipment
Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%		Marketing of medical equipment
Mindray Medical Netherlands B.V.	The Netherlands	100%		Marketing of medical equipment
Mindray Medical Rus Limited	Russia	100%		Marketing of medical equipment
Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%		Marketing of medical equipment
Mindray Research and Development Limited	BVI	100%		Investment holding
MR Holdings (HK) Limited	Hong Kong	100%		Investment holding
MR Investments (HK) Limited	Hong Kong	100%		Investment holding
Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%		Manufacturing and sales of medical equipments and research and development of related products
PT Mindray Medical Indonesia	Indonesia	100%		Marketing of medical equipment
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%		Manufacturing and sales of medical equipments and research and development of related products
Mindray Medical Colombia S.A.S	Colombia	100%		Marketing of medical equipment
Mindray Medical Egypt Limited	Egypt	100%		Marketing of medical equipment
Mindray Medical Espana S.L. Mindray Medical Thailand Limited	Spain Thailand	100 100	% %	Marketing of medical equipment Marketing of medical equipment
Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%		Investment holding
Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Suzhou Hyssen Electronic Technology Ltd	PRC	51%		Manufacturing and sales of medical equipments and research and development of related products
Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%		Research and development of medical equipments and related products
Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., ltd.	PRC	100%		Research and development of medical equipments and related products
Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%		Development and sale of software applications